Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Disclosure of deferred taxes [text block]
The analysis of deferred tax assets and liabilities is as follows:

	December 31,
Deferred tax asset:	2016		2017

Deferred tax recoverable within the following 12 months	Ps	30,615	Ps	73,710
Deferred tax recoverable after 12 months		33,930		253,010
Recoverable asset tax		152,785

		217,330		327,020

Deferred tax liability:

Deferred tax payable after 12 months		(1,673,350)		(3,360,950)

Deferred tax liability - Net	Ps	(1,456,020)	Ps	(3,033,930)

Components of income tax expense [text block]
The IT provision at December 31, 2015, 2016 and 2017 is as follows:

Mexico:

	2015		2016		2017

Current IT	Ps	1,198,273	Ps	1,502,976	Ps	1,908,646
Deferred IT		(103,410)		(101,792)		(312,091)

IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,596,555
Aerostar:

IT deferred for the period from June 1
to December 31, 2017	Ps		Ps		Ps	28,678

Airplan:

Current IT	Ps		Ps		Ps	19,551
Deferred IT						(9,337)
IT Provision Airplan for the period
October 19, to December 31, 2017	Ps		Ps		Ps	10,214

Total IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,635,447

Reconciliation of income tax rate [text block]
The reconciliation between the statutory and effective income tax rates is shown below:

	2015		2016		2017

Consolidated income before IT and joint venture equity method:	Ps	3,962,934	Ps	4,887,130	Ps	8,498,889
Plus (Less):
Net income before taxes of Airplan and Aerostar		16,011
Net income before taxes of subsidiaries in Mexico not subject to IT		(118,981)		(56,415)		(62,327)

Income before provisions for income taxes		3,843,953		4,830,715		8,452,573

Statutory IT rate		30%		30%		30%

IT that would result from applying the IT rate to book profit before income taxes		1,153,186		1,449,214		2,535,772
Non-deductible items and other permanent differences		8,095		11,908		8,693
Gain on business combination		(2,108,760)
Goodwill impairment		1,415,729
Annual adjustment for tax inflation		(10,924)		(10,974)		(2,406)
Temporary differences		(56,156)		(91,928)		(249,336)
Recognition of deferred income tax at the Huatulco Airport (1)				44,020
Initial recognition for deferred IT consolidation in Aerostar (2)						28,678
Initial recognition for IT consolidation in Airplan (2)						10,214
Other		662		(1,056)		(3,137)

IT provision	Ps	1,094,863	Ps	1,401,184	Ps	1,635,447

Effective ISR rate		28%		29%		19%

(1)
Based on the tax projections at December 31, 2016, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax. This recognition increased the effective rate by 3%.

(2)	As of June 1, 2017, Aerostar consolidates into the Company and as of October 19, 2017, Airplan consolidates financially into the Company.

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Following are the principal temporary differences with respect to deferred tax:

	Period ended on
	December 31,
	2016		2017
Current deferred income tax:
Advances (Airplan)	Ps		Ps	25,271
Accrued liabilities		30,615		48,439

Current deferred income tax asset		30,615		73,710

Non-current deferred income tax:
Bank loan’s fair value		208,394
Allowance for doubtful accounting		33,930		44,916

Non-current deferred income tax asset		33,930		253,310

Deferred income tax asset		64,545		327,020

Non-current deferred income tax liability:
Fixed assets and concession (*)		(1,672,641)		(2,900,893)
Deferred income (Airplan)				(458,682)
Amortization of deferred expenses		(709)		(1,375)

Non-current deferred income tax liability		(1,673,350)		(3,360,950)

Total deferred income tax, net		(1,608,805)		(3,033,930)

Recoverable asset tax		152,785

Deferred income tax liability, net	Ps	(1,456,020)	Ps	(3,003,930)

(*)	Includes Ps.267,307 and Ps.357,563 from Aerostar and Airplan only in, 2017.

Disclosure of detailed information about of changes in deferred tax asset and liability [text block]
The net movements of the deferred tax asset and liability for the year are as follows:

	Provision
	for loan				Recoverable		Foreign
	portfolio		Concessioned		asset		currency
	impairment		assets		tax		translarion		Other		Total

Balances at December 31, 2015	Ps	(31,576)	Ps	1,766,981	Ps	(186,875)	Ps		Ps	(24,808)	Ps	1,523,722

Recovery of asset tax						34,090						34,090
Tax charged or credited in the
statement of income		(2,354)		(94,340)						(5,098)		(101,792)

		(2,354)		(94,340)		34,090				(5,098)		(67,702)

Balances at December 31, 2016		(33,930)		1,672,641		(152,785)				(29,906)		1,456,020

Recovery of asset tax						152,785						152,785
Initial recognition of Aerostar				203,512								203,512
Initial valuation in Aerostar
investment				605,382								605,382
Net assets acquired under
the business combination of Airplan				281,899								281,899
Effect of foreign currency
translation Aerostar								35,117				35,117
Initial recognition of Airplan				356,296						223,289		579,585
Effect of foreign currency
translation Airplan								7,458		4,922		12,380

				1,447,089		152,785		42,575		228,211		1,870,660
Tax charged or credited in the
statement of income:
Airplan				(6,191)						(3,146)		(9,337)
Aerostar				28,678								28,678
Mexico		(10,986)		(283,899)		-				(17,206)		(312,091)

		(10,986)		(261,412)		-				(20,352)		(292,750)

Balances at December 31, 2017	Ps	(44,916)	Ps	2,858,318	Ps	-	Ps	42,575	Ps	177,953	Ps	3,033,930

Disclosure of detailed information about tax credits [text block]
At December 31, 2016 and 2017, the tax credits are as follows:

	December 31,
	2016		2017

Income tax	Ps	101,664	Ps	74,885
Asset tax (*)		10,074		8,006

	Ps	111,738	Ps	82,891

(*) The balance as of December 31, 2017, was requested in return, at the date of this financial statements issuance said balance has not yet been recovered.

Disclosure of detailed information on unused tax losses explanatory
At December 31, 2017, the Aerostar had cumulative tax loss carry forwards whose right to be amortized against future taxable income expires as shown below:

					Year of
Year of loss					expiration

2012	USD	9,201	Ps.	180,892	2027
2013		52,946		1,040,916	2028
2014		33,424		657,116	2029
2015		44,188		868,736	2030
2016		58,365		1,147,456	2031

Total	USD	198,124	Ps.	3,895,118